Short-Term Bank Loans - Schedule of Short-Term Loans (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Short-Term Loans [Line Items]
Loan amount in RMB	$ 4,630,581	$ 3,662,023		¥ 33,800,000	¥ 26,000,000
Loan amount in USD	$ 4,630,581	$ 3,662,023		¥ 33,800,000	¥ 26,000,000
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Dec. 13, 2024	Oct. 17, 2022	[1]	Dec. 13, 2024	Oct. 17, 2022	[1]
Loan maturity date	Nov. 19, 2025	Oct. 17, 2023	[1]
Loan amount in RMB	$ 821,998	$ 2,394,400	[1]	¥ 6,000,000	¥ 17,000,000	[1]
Loan amount in USD	$ 821,998	$ 2,394,400	[1]	¥ 6,000,000	¥ 17,000,000	[1]
Effective interest rate	4.20%	4.20%	[1]	4.20%	4.20%	[1]
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Nov. 07, 2024	Jan. 06, 2023	[2]	Nov. 07, 2024	Jan. 06, 2023	[2]
Loan maturity date	Jun. 06, 2025	Jan. 05, 2024	[2]
Loan amount in RMB	$ 1,356,294	$ 845,082	[2]	¥ 9,900,000	¥ 6,000,000	[2]
Loan amount in USD	$ 1,356,294	$ 845,082	[2]	¥ 9,900,000	¥ 6,000,000	[2]
Effective interest rate	4.20%	4.20%	[2]	4.20%	4.20%	[2]
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Dec. 09, 2024	Oct. 10, 2023		Dec. 09, 2024	Oct. 10, 2023
Loan maturity date	Aug. 08, 2025	Sep. 13, 2024
Loan amount in RMB	$ 945,296	$ 2,394,400		¥ 6,900,000	¥ 17,000,000
Loan amount in USD	$ 945,296	$ 2,394,400		¥ 6,900,000	¥ 17,000,000
Effective interest rate	4.20%	4.20%		4.20%	4.20%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	May 29, 2024			May 29, 2024
Loan maturity date	May 22, 2025
Loan amount in RMB	$ 958,996			¥ 7,000,000
Loan amount in USD	$ 958,996			¥ 7,000,000
Effective interest rate	4.20%			4.20%
Fujian Rural Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Aug. 21, 2024	Aug. 23, 2023		Aug. 21, 2024	Aug. 23, 2023
Loan maturity date	Aug. 20, 2025	Aug. 22, 2024
Loan amount in RMB	$ 410,998	$ 422,541		¥ 3,000,000	¥ 3,000,000
Loan amount in USD	$ 410,998	$ 422,541		¥ 3,000,000	¥ 3,000,000
Effective interest rate	4.95%	4.95%		4.95%	4.95%
China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Jan. 30, 2024			Jan. 30, 2024
Loan maturity date	Jan. 29, 2025
Loan amount in RMB	$ 136,999			¥ 1,000,000
Loan amount in USD	$ 136,999			¥ 1,000,000
Effective interest rate	4.83%			4.83%

[1]	The short-term loan of Industrial and Commercial Bank of China was repaid on October 10, 2023.
[2]	The short-term loan of Industrial and Commercial Bank of China was extended to December 19, 2024.